Net interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income were related to:
Interest income	kr 19,315	kr 19,438	kr 6,729
Interest expenses
Interest expenses excl. resolution fee	(16,011)	(16,299)	(4,353)
Resolution fee	(105)	(94)	(88)
Risk tax	(141)	(150)	(109)
Total interest expenses	(16,257)	(16,543)	(4,550)
Net interest income	3,058	2,895	2,179
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses	752	1,048	1,346
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses	(5,731)	(8,035)	(1,405)
Financial liabilities at amortized cost
Interest expenses
Total interest expenses	(11,278)	(9,556)	(4,454)
Financial assets at fair value through profit or loss
Interest income were related to:
Interest income	5,520	5,817	(32)
Interest expenses
Total interest expenses			(37)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income	506	637	(183)
Financial assets at amortized cost
Interest income were related to:
Interest income	13,289	12,984	6,944
Interest expenses
Total interest expenses			0
Loans to credit institutions
Interest income were related to:
Interest income	921	1,113	506
Loans to the public
Interest income were related to:
Interest income	9,835	9,181	5,106
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income	2,351	2,448	1,114
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income	2,561	2,885	535
Derivatives
Interest income were related to:
Interest income	3,381	3,519	(797)
Administrative remuneration-CIRR-system
Interest income were related to:
Interest income	240	261	237
Administrative remuneration for concessionary loans	0	1
Other assets
Interest income were related to:
Interest income	kr 26	kr 31	kr 28